Acquisitions (Details Narrative) (10-K) £ in Thousands, $ in Thousands					1 Months Ended	3 Months Ended					9 Months Ended			12 Months Ended
	Sep. 11, 2019 USD ($)	Aug. 27, 2018 USD ($)	Jun. 28, 2018 USD ($) shares	Jun. 28, 2018 GBP (£) shares	Feb. 29, 2020 USD ($)	Sep. 26, 2020 USD ($)	Mar. 26, 2020 USD ($)	Mar. 26, 2020 USD ($)	Sep. 28, 2019 USD ($)	Sep. 26, 2019 USD ($)	Sep. 26, 2020 USD ($)	Sep. 28, 2019 USD ($)	Sep. 26, 2019 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($)	Aug. 27, 2020 USD ($)	May 20, 2020 USD ($)	Dec. 28, 2019 GBP (£)	Aug. 27, 2019 USD ($)	Jun. 26, 2019 USD ($)	Jun. 26, 2019 GBP (£)	Jun. 28, 2018 GBP (£)	Dec. 30, 2017 USD ($)	Sep. 15, 2017 USD ($)	Apr. 05, 2017 USD ($)
Senior debt																	$ 9,395								$ 1,650
Business combination earnout consideration payable														$ 3,939	$ 9,731								$ 5,029
Revenues from acquisitions						$ 48,640			$ 67,320	$ 67,320	$ 150,693	$ 214,644	$ 214,644	278,478	260,926
Trade Names [Member]
Weighted average estimated useful life		10 years
Non-Compete [Member]
Weighted average estimated useful life		10 years
Customer Relationships [Member]
Weighted average estimated useful life		10 years
Clement May, Limited [Member]
Cash payment			$ 2,047
Business combination earn-out payment														656
Business combination deferred consideration																				$ 444
Clement May, Limited [Member] | Selling General And Administrative Expenses [Member]
Business acquisition expenses related to third party															105
Clement May, Limited [Member] | Trade Names [Member]
Weighted average estimated useful life			8 years 4 months 24 days	8 years 4 months 24 days
Clement May, Limited [Member] | Non-Compete [Member]
Weighted average estimated useful life			8 years 4 months 24 days	8 years 4 months 24 days
Clement May, Limited [Member] | Customer Relationships [Member]
Weighted average estimated useful life			8 years 4 months 24 days	8 years 4 months 24 days
Clement May, Limited [Member] | GBP [Member]
Cash payment | £				£ 1,550
Business combination earn-out payment | £																		£ 500
Business combination deferred consideration | £																					£ 350
Clement May, Limited [Member] | Share Purchase Agreement [Member]
Cash payment			$ 2,047
Shares issued in acquisition | shares			15,000	15,000
Business combination earn-out payment														656
Business combination deferred consideration			$ 444																	$ 444
Business acquired receivables and fair value			14,305
Business combination earnout consideration payable			1,100
Clement May, Limited [Member] | Share Purchase Agreement [Member] | GBP [Member]
Cash payment | £				£ 1,550
Business combination earn-out payment | £																		£ 500
Business combination deferred consideration | £																						£ 350
Business combination earnout consideration payable			$ 850
Key Resources, Inc [Member]
Cash payment		$ 12,163
Business combination earn-out payment		2,027														$ 2,027			$ 2,027
Aggregate cash payment		$ 12,163
Percentage of common shares		100.00%
Consideration paid to seller		$ 8,109
Interest amount														30
Business acquired receivables and fair value		2,531
Business combination earnout consideration payable		$ 3,427
Key Resources, Inc [Member] | Selling General And Administrative Expenses [Member]
Business acquisition expenses related to third party															35
Key Resources, Inc [Member] | Trade Names [Member]
Weighted average estimated useful life		10 years
Key Resources, Inc [Member] | Non-Compete [Member]
Weighted average estimated useful life		10 years
Key Resources, Inc [Member] | Customer Relationships [Member]
Weighted average estimated useful life		10 years
Key Resources, Inc [Member] | Subsequent Event [Member]
Interest amount							$ 40	$ 40
Key Resources, Inc [Member] | Whitaker [Member]
Business combination earn-out payment														$ 4,054
Key Resources, Inc [Member] | Share Purchase Agreement [Member]
Alleged damages					$ 4,054
Key Resources, Inc [Member] | Purchase Agreement [Member] | Jackson Investment Group LLC [Member]
Business combination earn-out payment	$ 2,027
Senior debt																								$ 8,428
Interest amount	$ 10
Debt maturity date	Sep. 30, 2019
Key Resources, Inc [Member] | Purchase Agreement [Member] | Jackson Investment Group LLC [Member] | August 27, 2020, to February 27, 2020 [Member]
Business combination earn-out payment	$ 2,027
Alleged damages	$ 4,054
Clement May, Limited & Key Resources Inc [Member]
Revenues from acquisitions															$ 42,060